Other receivables and prepayments (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Advance to other party		$ 5,835	$ 5,835
Utility Deposits		29	29	$ 10
Other receivables		26	26	27
Prepaid employees' compensation		861	861	1,461
Other prepayments		51	51	362
Other receivables and prepayments		6,802	6,802	1,860
Advance to a related party			5,835	0	$ 0
Repayments of related party debt			$ 4	$ 0	$ 0
Luk Lai Ching Kimmy
Accounts, Notes, Loans and Financing Receivable [Line Items]
Advance to a related party		$ 5,835
Shareholding percentage held		5.30%	5.27%
Luk Lai Ching Kimmy | Subsequent event
Accounts, Notes, Loans and Financing Receivable [Line Items]
Repayments of related party debt	$ 5,835